May 19, 2017

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-8626

Re:	American Century Government Income Trust (the "Registrant")
1933 Act File No. 002-99222, Post-Effective Amendment No. 79
1940 Act File No. 811-04363, Amendment No. 80 (collectively, the "Amendment")

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the aforementioned Registrant hereby submits for filing the following Amendment to the Registrant's Registration Statement on Form N-1A.

The principal purposes of this Amendment are to: (i) add two new classes, R6 Class and G Class (collectively, the "New Classes") to Inflation-Adjusted Bond Fund (the "Fund"), a series of the Registrant, (ii) update the financial statements of the Registrant, and (iii) make certain non-material changes deemed appropriate by the Registrant.

Finally, American Century also intends to add new R6 Class and G Class shares to several other previously registered funds in our complex. Because the disclosure related to the New Classes will be substantially identical across multiple funds, we will be filing separate correspondence requesting "Template Filing Relief" to add the New Classes to certain other funds in the American Century family of funds pursuant to Rule 485(b)(1)(vii), as outlined in Investment Management Guidance Update No. 2016-06 (Dec. 2016).

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3390.

Sincerely,

/s/ Giles Walsh
Giles Walsh
Corporate Counsel

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com